Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

12. SUBSEQUENT EVENTS

On October 13, 2020, the Board of Directors deemed it in the best interests of the Company to approve the adoption of a Restricted Stock Plan. On October 20, 2020, certain stockholders took action by a Majority Written Consent in Lieu of a Special Meeting authorizing the adoption of the 2020 Restricted Stock Plan (the “Plan”). The Information Statement related to the aforementioned action was first mailed on or about November 12, 2020, and the Plan shall be effective 20 calendar days thereafter.

15. SUBSEQUENT EVENTS

The Company evaluated the events and transactions subsequent to December 31, 2019, the balance sheet date, in accordance with FASB ASC 855-10-50, through March 4, 2020, which was the date the consolidated financial statements were available to be issued.

Belfair Apartments, LLC entered into a loan for $1,500,000 on January 15, 2020 12% interest, which was for the purchase of real estate for an apartment development. The land was valued at $4,200,000 by the lender.

The Company entered into a construction loan for phase 5 and 6 of the Sound view estates project on January 29, 2020. The loan amount is for up to $7,250,000 at 12%.

Belfair Apartments, LLC entered into a loan for $500,000 on February 6, 2020 11% interest, which is a second mortgage of real estate for an apartment development. The land was valued at $4,200,000 by the lender.